Stock Option Plan and Stock-Based Compensation - Weighted-Average Assumptions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Expected volatility	60.00%	60.00%	60.00%	60.00%
Risk-free interest rate, minimum	0.90%	0.40%	0.40%	2.00%
Risk-free interest rate, maximum	1.00%	0.80%	0.50%	3.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	5 years 8 months 15 days	6 years 25 days	6 years 14 days	5 years 3 months 10 days